Subsequent Event (Details) - CAD ($) $ in Thousands		9 Months Ended
	Apr. 01, 2024	Mar. 31, 2024	Mar. 31, 2023
Subsequent Events
Proceeds from issuing shares		$ 19,263
Net of transaction costs		$ 1,504
ATM offering
Subsequent Events
Shares issued (in shares)		9,320,559
Proceeds from issuing shares		$ 19,263	$ 0
Net of transaction costs		$ 1,504	$ 0
Issuance of common shares | ATM offering
Subsequent Events
Shares issued (in shares)	1,292,500
Proceeds from issuing shares	$ 2,046
Net of transaction costs	$ 103